Property, Plant and Equipment (Tables)	12 Months Ended
Apr. 30, 2023
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [Table Text Block]
	Computer equipment	Computer software	Office equipment	Mining equipment	Office improvements	Total
Cost	$	$	$	$	$	$
Balance - April 30, 2021	14,463	-	3,526	66,830	37,404	122,223
Additions	24,829	-	36,340	75,091	144,218	280,478
Disposal	-	-	(748)	-	-	(748)
Effect of change in exchange rate	624	-	755	2,677	3,789	7,845
Balance - April 30, 2022	39,916	-	39,873	144,598	185,411	409,798
Additions	29,326	55,212	8,565	165,637	27,112	285,852
Disposal	-	-	-	-	-	-
Effect of change in exchange rate	9,992	-	9,005	45,279	40,673	104,949
Balance - April 30, 2023	79,234	55,212	57,443	355,514	253,196	800,599

Accumulated Amortization
Balance - April 30, 2021	5,338	-	730	14,818	-	20,886
Amortization	9,545	-	7,237	37,882	28,000	82,664
Disposal	-	-	-	-	-	-
Effect of change in exchange rate	122	-	154	599	507	1,382
Balance - April 30, 2022	15,005	-	8,121	53,299	28,507	104,932
Amortization	17,537	55,212	28,896	61,741	105,800	269,186
Disposal	-	-	-	-	-	-
Effect of change in exchange rate	3,480	-	5,343	13,613	19,317	41,753
Balance - April 30, 2023	36,022	55,212	42,360	128,653	153,624	415,871

Carrying amounts
As at April 30, 2022	24,911	-	31,752	91,299	156,904	304,866
As at April 30, 2023	43,212	-	15,083	226,861	99,572	384,728